Average Annual Total Returns - SA Fixed Income Intermediate Index Portfolio	Class 1 1 Year	Class 1 Since Inception	Class 1 Inception Date	Class 3 1 Year	Class 3 Since Inception	Class 3 Inception Date	Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	6.18%	3.81%	Oct. 06, 2017	5.88%	3.56%	Oct. 06, 2017	6.43%	4.26%